UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                                 FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2008

Check here if Amendment:    ;  Amendment Number:  __
  This Amendment (Check only one.)      is a restatement.
                                    ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Botti Brown Asset Management, LLC
Address:  101 California Street, Suite 4350
          San Francisco, CA 94111

Form 13F File Number:    28-05327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Bridget Castoria
Title:    Chief Financial Officer
Phone:    415-675-3300

Signature, Place and Date of Signing:


/s/ Bridget Castoria               San Francisco, CA   October 30, 2008

Report Type (Check only one.):

_X__ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           66

Form 13F Information Table Value Total:           775,189 X 1000


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


NAME OF ISSUER        TITL  CUSIP      VALUE  SHARES     SH  PUT   INV  OTH  VOTING AUTH
                      E OF             X1000             /   /     .    ER
                      CLAS                               PR  CAL   DIS  MGR
                      S                                  N   L     C.
                                                                                SOLE     SH  NON
                                                                                         R   E
***INTEROIL CORP      COMM  460951106  5440   197,800              SOL         197,800
                                                                   E
***TLC VISION CORP    COMM  872549100  19     25,000               SOL         25,000
                                                                   E
***TYCO ELECTRONICS   COMM  G9144P105  21473  776,325              SOL         776,325
LTD                                                                E
***TYCO               COMM  G9143X208  28815  822,825              SOL         822,825
INTERNATIONAL LTD                                                  E
ABERCROMBIE & FITCH   COMM  002896207  10608  268,900              SOL         268,900
CO                                                                 E
ALLIANCE DATA SYSTEM  COMM  018581108  716    11,300               SOL         11,300
CORP                                                               E
AMERICAN EAGLE        COMM  02553E106  44333  2,907,100            SOL        2,907,100
OUTFITTERS INC                                                     E
AMERICAN FINL GROUP   COMM  025932104  9776   331,400              SOL         331,400
INC                                                                E
AMERICREDIT CORP      COMM  03060R101  255    25,200               SOL         25,200
                                                                   E
AMGEN INC             COMM  031162100  42117  710,600              SOL         710,600
                                                                   E
ASTORIA FINANCIAL     COMM  046265104  5183   250,000              SOL         250,000
CORP                                                               E
AVIS BUDGET GROUP     COMM  053774105  631    110,000        CAL   SOL         110,000
INC                                                          L     E
BROADRIDGE FINANCIAL  COMM  11133T103  13357  867,900              SOL         867,900
SOLUTIONS                                                          E
CAL-MAINE FOODS INC   COMM  128030202  5893   214,770              SOL         214,770
NEW                                                                E
CANDELA LASER CORP    COMM  136907102  1717   700,980              SOL         700,980
                                                                   E
CAPITAL ONE           COMM  14040H105  3963   77,700               SOL         77,700
FINANCIAL CORP                                                     E
CONSOLIDATED          COMM  209341106  2705   89,199               SOL         89,199
GRAPHICS INC                                                       E
DEUTSCHE BJ AG        COMM  25154H749  541    28,000               SOL         28,000
LONDON BRH GOLD                                                    E
DOLLAR FINL CORP      COMM  256664103  4224   274,462              SOL         274,462
                                                                   E
DRESS BARN INC        COMM  261570105  14563  952,476              SOL         952,476
                                                                   E
DRYSHIPS INC          COMM  Y2109Q101  3006   84,700               SOL         84,700
                                                                   E
EBAY INC              COMM  278642103  13746  614,200              SOL         614,200
                                                                   E
EMBARQ CORPORATION    COMM  29078E105  34574  852,621              SOL         852,621
                                                                   E
EMC CORP-MASS         COMM  268648102  13004  1,087,300            SOL        1,087,300
                                                                   E
EXELON CORP           COMM  30161N101  20859  333,100              SOL         333,100
                                                                   E
EXPEDIA INC DEL       COMM  30212P105  9349   618,700              SOL         618,700
                                                                   E
FIDELITY NATIONAL     COMM  31620M106  11753  636,700              SOL         636,700
INFORMATION                                                        E
HIBBETT SPORTS INC    COMM  428567101  230    11,500               SOL         11,500
                                                                   E
HSN INC               COMM  404303109  22116  2,008,699            SOL        2,008,699
                                                                   E
IAC/INTERACTIVE CORP  COMM  44919P508  45276  2,617,085            SOL        2,617,085
                                                                   E
INTERVAL LEISURE      COMM  46113M108  30629  2,945,118            SOL        2,945,118
GROUP INC                                                          E
INTL RECTIFIER CORP   COMM  460254105  26033  1,368,700            SOL        1,368,700
                                                                   E
INVENTIV HEALTH INC   COMM  46122E105  4590   259,900              SOL         259,900
                                                                   E
LCA-VISION INC        COMM  501803308  4121   888,200              SOL         888,200
                                                                   E
LENDER PROCESSING     COMM  52602E102  14454  473,600              SOL         473,600
SVCS INC                                                           E
MAIDENFORM BRANDS     COMM  560305104  2379   163,936              SOL         163,936
INC                                                                E
MAXIMUS INC           COMM  577933104  13424  364,400              SOL         364,400
                                                                   E
MEDIVATION INC        COMM  58501N101  19501  737,000              SOL         737,000
                                                                   E
MEREDITH CORP         COMM  589433101  20755  740,200              SOL         740,200
                                                                   E
MI DEVELOPMENTS INC   COMM  55304X104  4963   268,409              SOL         268,409
SUB VTG                                                            E
MICROSOFT CORP        COMM  594918104  14255  534,100              SOL         534,100
                                                                   E
MICROSTRATEGY INC CL  COMM  594972408  27092  455,100              SOL         455,100
A                                                                  E
MIRANT CORP           COMM  60467R100  24411  1,334,673            SOL        1,334,673
                                                                   E
NOKIA CORP-SPONSORED  COMM  654902204  13488  723,200              SOL         723,200
ADR                                                                E
ON SEMICONDUCTOR      COMM  682189105  15025  2,222,700            SOL        2,222,700
                                                                   E
ORION MARINE GROUP    COMM  68628V308  6998   667,078              SOL         667,078
INC                                                                E
PACIFIC ETHANOL INC   COMM  69423U107  1014   729,367              SOL         729,367
                                                                   E
QWEST COMMUNICATIONS  COMM  749121109  14287  4,423,300            SOL        4,423,300
INTL INC                                                           E
RADNET INC            COMM  750491102  1786   445,418              SOL         445,418
                                                                   E
SAVIENT               COMM  80517Q100  6711   450,100              SOL         450,100
PHARMACEUTICALS                                                    E
SONICWALL INC         COMM  835470105  11450  2,185,201            SOL        2,185,201
                                                                   E
SUNTRUST BANKS INC    COMM  867914103  342    7,600                SOL          7,600
                                                                   E
SYNOPSYS INC          COMM  871607107  9189   460,600              SOL         460,600
                                                                   E
SYNOVUS FINANCIAL     COMM  87161C105  2802   270,700              SOL         270,700
CORP                                                               E
SYSTEMAX INC          COMM  871851101  716    50,900               SOL         50,900
                                                                   E
TENNECO AUTOMOTIVE    COMM  880349105  10653  1,002,200            SOL        1,002,200
INC                                                                E
TERRESTAR             COMM  881451108  774    773,725              SOL         773,725
CORPORATION                                                        E
TEXAS INSTRUMENTS     COMM  882508104  13094  609,000              SOL         609,000
INC                                                                E
Ticketmaster          COMM  88633P302  14714  1,371,339            SOL        1,371,339
                                                                   E
TORO CO               COMM  891092108  5109   123,700              SOL         123,700
                                                                   E
TRANS1 INC            COMM  89385X105  3780   382,184              SOL         382,184
                                                                   E
TREE COM INC          COMM  894675107  841    174,471              SOL         174,471
                                                                   E
UNITEDHEALTH GROUP    COMM  91324P102  19243  757,900              SOL         757,900
                                                                   E
WASHINGTON MUTUAL     COMM  939322103  123    1,500,000            SOL        1,500,000
INC                                                                E
WELLPOINT INC         COMM  94973V107  8970   191,800              SOL         191,800
                                                                   E
ZIONS BANCORPORATION  COMM  989701107  17229  445,201              SOL         445,201
                                                                   E

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